Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 11,311,362	$ 8,815,652	$ 10,600,544
Less: Accumulated depreciation and amortization	(5,077,764)	(3,957,420)	(4,788,661)
Property, plant and equipment, net	6,233,598	4,858,232	5,811,883
Leasehold buildings and leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	7,854,744	6,121,693	7,850,784
Computers [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	70,516	54,958	67,657
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	48,315	37,655	48,315
Machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	530,183	413,205	530,183
Furniture, fixtures & fittings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	61,971	48,298	57,721
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 2,745,633	$ 2,139,843	$ 2,045,884